Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies.
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Years Ended December 31,	RMB
2020	36,892,048
2021	23,676,676
2022	7,428,066
2023 and after	538,722
Total	68,535,512